PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6. PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2024	2023
Computer software	$292,341	$292,341
Leasehold improvements	263,217	263,217
Office equipment	132,468	132,468
Furniture and fixtures	33,743	33,743
	721,769	721,769
Less: accumulated depreciation	(425,327)	(263,118)
	$296,442	$458,651

Depreciation expense for the years ended December 31, 2024 and 2023 was $162,209 and $163,300, respectively.